MATERIAL PARTLY-OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
MATERIAL PARTLY-OWNED SUBSIDIARIES	MATERIAL PARTLY-OWNED SUBSIDIARIES
6(a)    Material subsidiaries
Our Company has subsidiaries with material non-controlling interests (“NCI”). Information regarding the subsidiaries is as follows:
Proportion of equity interest held by NCI:

	Country of incorporation and operation	As of December 31,
Name		2024	2023
Charoong Thai and its subsidiaries (“CTW Consolidated”)	Thailand	49.07%	49.07%
6(b)    Summarized financial information about the subsidiaries
The summarized financial information of the subsidiaries is provided below. This information is based on amounts before inter-company eliminations:

Summarized statements of comprehensive income	CTW consolidated
	For the year ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000
Revenue	172,793	166,933	171,845
Profit/(loss) before tax	7,234	(7,587)	2,153
Income tax expense	1,036	39	420
Profit/(loss) for the year	6,198	(7,626)	1,733
Other comprehensive (loss)/income	(270)	3,252	(4,537)
Total comprehensive income/(loss)	5,928	(4,374)	(2,804)
Profit/(loss) attributable to non-controlling interests	3,042	(3,742)	850
Dividends paid to non-controlling interests	—	285	563

Summarized balance sheets	CTW consolidated
	As of December 31,
	2024	2023
	US$’000	US$’000
Current assets	118,112	127,780
Non-current assets	46,542	48,748
Current liabilities	(38,805)	(61,226)
Non-current liabilities	(10,659)	(5,893)
Total equity	115,190	109,409

Equity attributable to:
Equity holders of the parent	58,666	55,722
Non-controlling interests	56,524	53,687
6.    MATERIAL PARTLY-OWNED SUBSIDIARIES (continued)
6(b)    Summarized financial information about the subsidiaries (continued)

Summarized cash flow information	CTW consolidated
	For the year ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000
Operating	29,970	(11,954)	7,389
Investing	(1,589)	(1,418)	(719)
Financing	(23,746)	(144)	(7,726)
Effect of changes in exchange rate on cash	147	27	(1,045)
Net increase (decrease) in cash and cash equivalents	4,782	(13,489)	(2,101)